Advances - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Jun. 18, 2008
Advances [Abstract]
Advances from nonaffiliated collaboration	$ 250,000	$ 250,000	$ 250,000
Specified amount of revenue to be utilized for advances			$ 250,000
Revenue realized from agreement	$ 0